[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]







                                                                March 27, 2006

Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filing Desk

             PHH Mortgage Capital LLC
             Amendment No. 1 to Registration Statement on Form S-3/A relating to Mortgage Pass-Through Certificates and Mortgage-Backed Notes

Ladies and Gentlemen:

         On behalf of PHH Mortgage Capital LLC (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned Amendment No. 1 to Registration Statement on Form S-3/A.

         The objective of the above-captioned Amendment No. 1 to Registration Statement is to respond to the SEC Comment Letter to PHH Mortgage Capital LLC dated February 17, 2006. These comments and our corresponding responses may be found below. Please do not hesitate to contact us with any questions you may have.

REGISTRATION STATEMENT ON FORM S-3

General

COMMENT

1. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

RESPONSE

The Registrant has advised us that the depositor and any issuing entity established by the depositor or any affiliate of the depositor with respect to asset-backed securities involving the same asset class has been current and timely with Exchange Act reporting during the period January 1, 2005 through January 23, 2006.

The following is a list of CIK numbers for issuing entities established by the depositor or its affiliates during that period:

0001315409
0001321940
0001328114
0001331689
0001334234
0001342343

COMMENT

2. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

RESPONSE

All material terms of the finalized agreements that are required to be filed as an exhibit to the registration statement under cover of Form 8-K will be disclosed in the final Rule 424(b) prospectus. We will file all agreements that are required to be filed with the Securities and Exchange Commission as promptly as possible after a transaction closes.

COMMENT

3. Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

RESPONSE

We confirm that we will file unqualified legal and tax opinioins at the time of each takedown.



COMMENT

4. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

RESPONSE

We confirm that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

Prospectus Supplement (Certificates)

Cover Page

COMMENT

5. Please revise your statement to ensure that it accurately reflects the language under Item 1102(d) of Regulation AB. In this regard, please clarify that the securities represent the obligations of the issuing entity, rather than naming the trust.

RESPONSE

We have revised the disclosure in each prospectus supplement accordingly.

Summary Information, page 4

COMMENT

6.       Please disclose the distribution priority of the servicer fee. Refer to
         Item 1103(a)(7) of Regulation AB.

RESPONSE

We have revised the disclosure in each prospectus supplement to indicate the distribution priority of the servicer fee.

COMMENT

7. We encourage you, in an appropriate place, to provide a graphic illustration of the flow of funds, payment priorities and allocations, including subordination features, to assist investors in understanding the payment flow on all classes of issued securities. Refer to Item 1103(a)(3)(vi) of Regulation AB.

RESPONSE

We have incorporated a graphic illustration of the flow of funds in the "Summary" section of each prospectus supplement.

COMMENT

8. We note in the base prospectus that you may establish a pre-funding account. Please revise the prospectus supplements to provide bracketed disclosure of the information required by Item 1103(a)(5) of Regulation AB.

RESPONSE

We have incorporated bracketed disclosure relating to the pre-funding feature in each prospectus supplement.

COMMENT

9. If applicable, please include a brief summary of events that can trigger liquidation or amortization of the assets pool or other triggers that would alter the transaction structure or flow of funds. Refer to Item 1103(a)(1)(vii) of Regulation AB.

RESPONSE

The structures contemplated in the forms of prospectus supplements do not include any default or performance related events that could trigger a liquidation of the trust. However, there are certain triggering events related to loss and delinquency performance, and subordination levels, that may alter the cash flows as between the subordinate classes and the senior classes collectively. These events are identified in the summary of version 2 of the form of prospectus supplement, in the second paragraph under "Distributions on the Notes--Principal Distributions", with a cross reference to the sections in the full text where these provisions are described in full detail.

Important Notice About Information Presented, page 26

COMMENT

10. We note your disclosure that if any terms of the certificates in the supplement differs from the related description in the prospectus that investors should rely on the information in the prospectus supplement. Please note that the disclosure in a prospectus supplement may enhance disclosure in the base prospectus, but it should not differ or contradict it. Please revise accordingly.

RESPONSE

We have revised the disclosure in each prospectus supplement by removing the sentence referred to.

Servicing of Mortgage Loans, page 34

COMMENT

11. We note that the master servicer may contract with subservicers. Please provide bracketed disclosure to indicate that you will provide Item 1108 of Regulation AB information for any of these subservicers, as applicable.

RESPONSE

We have incorporated bracketed disclosure in version 1 of the form of prospectus supplement to indicate that we will provide any required disclosure under Item 1108 of Regulation AB information for any of these subservicers.

Prospectus Supplement (Notes)

General

COMMENT

12. Please revise to include bracketed language to indicate that you will provide any additional information required by Item 1108 of Regulation AB, if applicable.

RESPONSE

We have incorporated bracketed disclosure in version 2 of the form of prospectus supplement to indicate that we will provide any additional information required by Item 1108 of Regulation AB, if applicable.

Base Prospectus

Cover Page

COMMENT

13. Please delete the reference to "other forms of credit enhancement described in the related prospectus supplement." The base prospectus should describe the credit enhancement or other structural features reasonably contemplated to be included in an actual takedown.

RESPONSE

We have deleted all such references from the base prospectus. The base prospectus includes all credit enhancements reasonably contemplated to be included in an actual takedown.

Private Mortgage-Backed Securities, page 13

Credit Support Relating to Private Mortgage-Backed Securities, page 15

COMMENT

14. Please delete your reference to "other types of credit support" and specify the types of credit support contemplated. Confirm that any credit support will be limited to that permissible under Item 1114 and 1115 of Regulation AB.

RESPONSE

We have removed the related reference. We confirm that any credit support underlying any private mortgage-backed securities will be limited to that permissible under Item 1114 and 1115 of Regulation AB.

The Sponsor, The Originator and The Master Servicer, page 23

COMMENT

15. We note your disclosure that the originator will be PHH Mortgage unless otherwise indicated in the related prospectus supplement. Please provide bracketed disclosure in the prospectus supplements to show that you will provide the information required by Item 1110 for any other originator, apart from the sponsor or its affiliates, that originated 10% or more of the pool assets.

RESPONSE

We have provided bracketed disclosure in each of the prospectus supplements to indicate that we will provide Item 1110 of Regulation AB information for any originator, apart from the sponsor or its affiliates, that originated 10% or more of the pool assets.

Description of Credit Enhancement, page 58

COMMENT

16. Please provide bracketed language in the prospectus supplements to indicate that you will provide the financial information as outlined in
         Item 1114(b) or 1115(b) of Regulation AB if the aggregate significance percentage is 10% or more of the credit enhancement or derivative, as applicable.

RESPONSE

We have provided bracketed language in each of the prospectus supplements to indicate that we will provide financial information required by Item 1114(b) or 1115(b) of Regulation AB if the aggregate significance percentage is 10% or more of the credit enhancement or derivative, as applicable.

Derivatives, page 67

COMMENT

17. Please provide bracketed language in the prospectus supplements to indicate that you will provide disclosure whether the significance percentage, as calculated in accordance with this section, is less than 10%, at least 10% but less than 20%, or 20% or more. Refer to Item 1115(a)(4) of Regulation AB.

RESPONSE

We have provided bracketed language in each of the prospectus supplements to indicate that we will provide disclosure whether the significance percentage, as calculated in accordance with Item 1115, is less than 10%, at least 10% but less than 20%, or 20% or more.

Use of Proceeds, page 67

COMMENT

18. If expenses incurred in connection with the selection and acquisition of the pool assets are to be payable from offering proceeds, please disclose the amount of such expenses. Refer to Item 1107(j) of Regulation AB.

RESPONSE

Please note the disclosure in the base prospectus with respect to offering proceeds that has been added in response to this comment.

Other Financial Obligations Related to the Securities, page 67

Purchase Obligations, page 68

COMMENT

19. We note the different forms that are contemplated under the umbrella of purchase obligations. Please add disclosure on the general terms on how each of the different forms operate. The general terms of all credit enhancement that is reasonably contemplated to be included in future offerings must be in the base prospectus. Please separate out each item under an appropriate classification and describe the general terms and conditions of how each type separately or together will work.

RESPONSE

We are deleting purchase obligations from our registration statement at this time. In the event that we decide to include purchase obligations, we will file a new registration statement to add that disclosure to the base prospectus.



COMMENT

20. In addition, please provide a legal analysis to support how the purchase obligations meet the requirements under Rule 3a-7 of the Investment Company Act.

RESPONSE

Please refer to our response to comment 19 above.

Incorporation of Information by Reference, page 142

COMMENT

21. Please include a description of the reports to be filed with the Commission. Refer to Item 1118(b) of Regulation AB.

RESPONSE

Please note the disclosure in the base prospectus with respect to reports to be filed with the Commission that has been added in response to this comment.

Signatures

COMMENT

22. The registration statement should also be signed by a majority of the depositor's board of directors or persons performing similar functions, if applicable.

RESPONSE

The depositor's board of managers is comprised of three managers, two of which have signed the registration statement as indicated on the signature page to
Part II.

         If you require any additional information, please call the undersigned at (212) 912-7450 or Rob Olin at (212) 912-8387.

                                                           Very truly yours,




                                                           Stephen S. Kudenholdt


Copy with enclosures to:

Hanna Teshome
Division of Corporation Finance